UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2025

Date of reporting period: March 31, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Class A:ABAEX

March 31, 2025

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AB Emerging Markets Multi-Asset Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABAEX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.24%

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended March 31, 2025, all share classes of the AB Emerging Markets Multi-Asset Portfolio outperformed the MSCI EM Index (net) (the “benchmark”), before sales charges. Emerging-market equity index returns underperformed emerging-market debt index returns, although both rose in absolute terms, so the structural overweight of the Fund’s multi-asset strategy to fixed-income assets contributed positively. The Fund’s equity assets outperformed and fixed-income assets underperformed their respective benchmarks. Overall security selection within equity assets contributed positively, while selection within fixed-income assets detracted from absolute returns.

During the 12-month period, the Fund used derivatives in the form of currency forwards, which added to absolute performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, an overweight to technology and consumer-discretionary sectors, along with security selection within the technology sector, were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within the financials and industrials sectors, along with unfavorable currency movements in emerging markets, were the leading detractors from performance.

Class A:ABAEX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	MSCI EM Index (net)
03/15	$9,574	$10,000
03/16	$9,490	$8,797
03/17	$10,612	$10,312
03/18	$11,945	$12,883
03/19	$11,204	$11,928
03/20	$9,356	$9,818
03/21	$14,049	$15,551
03/22	$12,206	$13,784
03/23	$11,078	$12,309
03/24	$12,819	$13,312
03/25	$14,265	$14,389

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (without sales charges)	11.28%	8.80%	4.07%
Class A (with sales charges)	6.54%	7.87%	3.62%
MSCI EM Index (net)	8.09%	7.94%	3.71%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABAEX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$129,678,069
# of Portfolio Holdings	390
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$592,714

Class A:ABAEX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$7,353,357	5.7%
Tencent Holdings Ltd. - Class H	$6,204,297	4.8%
Xiaomi Corp. - Class H	$2,728,517	2.1%
Meituan - Class H	$2,603,847	2.0%
JD.com, Inc. - Class H	$2,468,667	1.9%
MediaTek, Inc.	$2,465,346	1.9%
Itau Unibanco Holding SA (Preference Shares)	$2,348,188	1.8%
Infosys Ltd.	$2,183,362	1.7%
Alibaba Group Holding Ltd. - Class H	$2,098,030	1.6%
BB Seguridade Participacoes SA	$2,070,632	1.6%
Total	$32,524,243	25.1%

Security Type Breakdown

Value	Value
Common Stocks	65.4%
Sovereign Bonds	14.3%
Corporate Bonds	6.5%
Quasi-Sovereign Bonds	5.1%
Treasury Bonds	0.8%
Inflation-Linked Securities	0.2%
Short-Term Investments	6.8%
Other Assets less Liabilities	0.9%

Sector Breakdown

Value	Value
Financials	19.5%
Information Technology	16.5%
Sovereign Bonds	14.3%
Consumer Discretionary	11.0%
Communication Services	9.1%
Corporate Bonds	6.5%
Quasi-Sovereign Bonds	5.1%
Industrials	2.5%
Real Estate	2.5%
Materials	1.3%
Consumer Staples	1.3%
Utilities	1.3%
Treasury Bonds	0.8%
Other	0.6%
Short-Term Investments	6.8%
Other Assets less Liabilities	0.9%

Country Breakdown

Value	Value
China	23.9%
Taiwan	11.2%
India	9.6%
South Korea	6.0%
Brazil	5.8%
United Arab Emirates	4.1%
Mexico	3.6%
South Africa	2.8%
Colombia	2.6%
Turkey	2.3%
Poland	1.5%
Chile	1.3%
Dominican Republic	1.3%
Other	16.3%
Short-Term Investments	6.8%
Other Assets less Liabilities	0.9%

Class A:ABAEX

3

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ABAEX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABAEX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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EMMA-A-0153-0325

Class A:ABAEX

4

Advisor Class:ABYEX

March 31, 2025

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AB Emerging Markets Multi-Asset Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABYEX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$105	0.99%

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended March 31, 2025, all share classes of the AB Emerging Markets Multi-Asset Portfolio outperformed the MSCI EM Index (net) (the “benchmark”), before sales charges. Emerging-market equity index returns underperformed emerging-market debt index returns, although both rose in absolute terms, so the structural overweight of the Fund’s multi-asset strategy to fixed-income assets contributed positively. The Fund’s equity assets outperformed and fixed-income assets underperformed their respective benchmarks. Overall security selection within equity assets contributed positively, while selection within fixed-income assets detracted from absolute returns.

During the 12-month period, the Fund used derivatives in the form of currency forwards, which added to absolute performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, an overweight to technology and consumer-discretionary sectors, along with security selection within the technology sector, were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within the financials and industrials sectors, along with unfavorable currency movements in emerging markets, were the leading detractors from performance.

Advisor Class:ABYEX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI EM Index (net)
03/15	$10,000	$10,000
03/16	$9,948	$8,797
03/17	$11,149	$10,312
03/18	$12,574	$12,883
03/19	$11,828	$11,928
03/20	$9,907	$9,818
03/21	$14,900	$15,551
03/22	$12,982	$13,784
03/23	$11,800	$12,309
03/24	$13,701	$13,312
03/25	$15,281	$14,389

Average Annual Total Returns

	1 Year	5 Years	10 Years
Advisor Class	11.54%	9.05%	4.33%
MSCI EM Index (net)	8.09%	7.94%	3.71%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABYEX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$129,678,069
# of Portfolio Holdings	390
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$592,714

Advisor Class:ABYEX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$7,353,357	5.7%
Tencent Holdings Ltd. - Class H	$6,204,297	4.8%
Xiaomi Corp. - Class H	$2,728,517	2.1%
Meituan - Class H	$2,603,847	2.0%
JD.com, Inc. - Class H	$2,468,667	1.9%
MediaTek, Inc.	$2,465,346	1.9%
Itau Unibanco Holding SA (Preference Shares)	$2,348,188	1.8%
Infosys Ltd.	$2,183,362	1.7%
Alibaba Group Holding Ltd. - Class H	$2,098,030	1.6%
BB Seguridade Participacoes SA	$2,070,632	1.6%
Total	$32,524,243	25.1%

Security Type Breakdown

Value	Value
Common Stocks	65.4%
Sovereign Bonds	14.3%
Corporate Bonds	6.5%
Quasi-Sovereign Bonds	5.1%
Treasury Bonds	0.8%
Inflation-Linked Securities	0.2%
Short-Term Investments	6.8%
Other Assets less Liabilities	0.9%

Sector Breakdown

Value	Value
Financials	19.5%
Information Technology	16.5%
Sovereign Bonds	14.3%
Consumer Discretionary	11.0%
Communication Services	9.1%
Corporate Bonds	6.5%
Quasi-Sovereign Bonds	5.1%
Industrials	2.5%
Real Estate	2.5%
Materials	1.3%
Consumer Staples	1.3%
Utilities	1.3%
Treasury Bonds	0.8%
Other	0.6%
Short-Term Investments	6.8%
Other Assets less Liabilities	0.9%

Country Breakdown

Value	Value
China	23.9%
Taiwan	11.2%
India	9.6%
South Korea	6.0%
Brazil	5.8%
United Arab Emirates	4.1%
Mexico	3.6%
South Africa	2.8%
Colombia	2.6%
Turkey	2.3%
Poland	1.5%
Chile	1.3%
Dominican Republic	1.3%
Other	16.3%
Short-Term Investments	6.8%
Other Assets less Liabilities	0.9%

Advisor Class:ABYEX

3

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ABYEX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABYEX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

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EMMA-ADV-0153-0325

Advisor Class:ABYEX

4

Class C:ABCEX

March 31, 2025

SCAN ME

Please scan QR code for Fund Information

AB Emerging Markets Multi-Asset Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABCEX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$210	1.99%

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended March 31, 2025, all share classes of the AB Emerging Markets Multi-Asset Portfolio outperformed the MSCI EM Index (net) (the “benchmark”), before sales charges. Emerging-market equity index returns underperformed emerging-market debt index returns, although both rose in absolute terms, so the structural overweight of the Fund’s multi-asset strategy to fixed-income assets contributed positively. The Fund’s equity assets outperformed and fixed-income assets underperformed their respective benchmarks. Overall security selection within equity assets contributed positively, while selection within fixed-income assets detracted from absolute returns.

During the 12-month period, the Fund used derivatives in the form of currency forwards, which added to absolute performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, an overweight to technology and consumer-discretionary sectors, along with security selection within the technology sector, were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within the financials and industrials sectors, along with unfavorable currency movements in emerging markets, were the leading detractors from performance.

Class C:ABCEX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	MSCI EM Index (net)
03/15	$10,000	$10,000
03/16	$9,853	$8,797
03/17	$10,925	$10,312
03/18	$12,208	$12,883
03/19	$11,368	$11,928
03/20	$9,423	$9,818
03/21	$14,041	$15,551
03/22	$12,107	$13,784
03/23	$10,897	$12,309
03/24	$12,508	$13,312
03/25	$13,830	$14,389

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (without sales charges)	10.57%	7.98%	3.30%
Class C (with sales charges)	9.57%	7.98%	3.30%
MSCI EM Index (net)	8.09%	7.94%	3.71%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABCEX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$129,678,069
# of Portfolio Holdings	390
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$592,714

Class C:ABCEX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$7,353,357	5.7%
Tencent Holdings Ltd. - Class H	$6,204,297	4.8%
Xiaomi Corp. - Class H	$2,728,517	2.1%
Meituan - Class H	$2,603,847	2.0%
JD.com, Inc. - Class H	$2,468,667	1.9%
MediaTek, Inc.	$2,465,346	1.9%
Itau Unibanco Holding SA (Preference Shares)	$2,348,188	1.8%
Infosys Ltd.	$2,183,362	1.7%
Alibaba Group Holding Ltd. - Class H	$2,098,030	1.6%
BB Seguridade Participacoes SA	$2,070,632	1.6%
Total	$32,524,243	25.1%

Security Type Breakdown

Value	Value
Common Stocks	65.4%
Sovereign Bonds	14.3%
Corporate Bonds	6.5%
Quasi-Sovereign Bonds	5.1%
Treasury Bonds	0.8%
Inflation-Linked Securities	0.2%
Short-Term Investments	6.8%
Other Assets less Liabilities	0.9%

Sector Breakdown

Value	Value
Financials	19.5%
Information Technology	16.5%
Sovereign Bonds	14.3%
Consumer Discretionary	11.0%
Communication Services	9.1%
Corporate Bonds	6.5%
Quasi-Sovereign Bonds	5.1%
Industrials	2.5%
Real Estate	2.5%
Materials	1.3%
Consumer Staples	1.3%
Utilities	1.3%
Treasury Bonds	0.8%
Other	0.6%
Short-Term Investments	6.8%
Other Assets less Liabilities	0.9%

Country Breakdown

Value	Value
China	23.9%
Taiwan	11.2%
India	9.6%
South Korea	6.0%
Brazil	5.8%
United Arab Emirates	4.1%
Mexico	3.6%
South Africa	2.8%
Colombia	2.6%
Turkey	2.3%
Poland	1.5%
Chile	1.3%
Dominican Republic	1.3%
Other	16.3%
Short-Term Investments	6.8%
Other Assets less Liabilities	0.9%

Class C:ABCEX

3

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ABCEX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABCEX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

EMMA-C-0153-0325

Class C:ABCEX

4

Class I:ABIEX

March 31, 2025

SCAN ME

Please scan QR code for Fund Information

AB Emerging Markets Multi-Asset Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIEX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$105	0.99%

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended March 31, 2025, all share classes of the AB Emerging Markets Multi-Asset Portfolio outperformed the MSCI EM Index (net) (the “benchmark”), before sales charges. Emerging-market equity index returns underperformed emerging-market debt index returns, although both rose in absolute terms, so the structural overweight of the Fund’s multi-asset strategy to fixed-income assets contributed positively. The Fund’s equity assets outperformed and fixed-income assets underperformed their respective benchmarks. Overall security selection within equity assets contributed positively, while selection within fixed-income assets detracted from absolute returns.

During the 12-month period, the Fund used derivatives in the form of currency forwards, which added to absolute performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, an overweight to technology and consumer-discretionary sectors, along with security selection within the technology sector, were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within the financials and industrials sectors, along with unfavorable currency movements in emerging markets, were the leading detractors from performance.

Class I:ABIEX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	MSCI EM Index (net)
03/15	$10,000	$10,000
03/16	$9,945	$8,797
03/17	$11,141	$10,312
03/18	$12,567	$12,883
03/19	$11,821	$11,928
03/20	$9,895	$9,818
03/21	$14,902	$15,551
03/22	$12,969	$13,784
03/23	$11,793	$12,309
03/24	$13,694	$13,312
03/25	$15,288	$14,389

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	11.64%	9.09%	4.34%
MSCI EM Index (net)	8.09%	7.94%	3.71%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABIEX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$129,678,069
# of Portfolio Holdings	390
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$592,714

Class I:ABIEX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$7,353,357	5.7%
Tencent Holdings Ltd. - Class H	$6,204,297	4.8%
Xiaomi Corp. - Class H	$2,728,517	2.1%
Meituan - Class H	$2,603,847	2.0%
JD.com, Inc. - Class H	$2,468,667	1.9%
MediaTek, Inc.	$2,465,346	1.9%
Itau Unibanco Holding SA (Preference Shares)	$2,348,188	1.8%
Infosys Ltd.	$2,183,362	1.7%
Alibaba Group Holding Ltd. - Class H	$2,098,030	1.6%
BB Seguridade Participacoes SA	$2,070,632	1.6%
Total	$32,524,243	25.1%

Security Type Breakdown

Value	Value
Common Stocks	65.4%
Sovereign Bonds	14.3%
Corporate Bonds	6.5%
Quasi-Sovereign Bonds	5.1%
Treasury Bonds	0.8%
Inflation-Linked Securities	0.2%
Short-Term Investments	6.8%
Other Assets less Liabilities	0.9%

Sector Breakdown

Value	Value
Financials	19.5%
Information Technology	16.5%
Sovereign Bonds	14.3%
Consumer Discretionary	11.0%
Communication Services	9.1%
Corporate Bonds	6.5%
Quasi-Sovereign Bonds	5.1%
Industrials	2.5%
Real Estate	2.5%
Materials	1.3%
Consumer Staples	1.3%
Utilities	1.3%
Treasury Bonds	0.8%
Other	0.6%
Short-Term Investments	6.8%
Other Assets less Liabilities	0.9%

Country Breakdown

Value	Value
China	23.9%
Taiwan	11.2%
India	9.6%
South Korea	6.0%
Brazil	5.8%
United Arab Emirates	4.1%
Mexico	3.6%
South Africa	2.8%
Colombia	2.6%
Turkey	2.3%
Poland	1.5%
Chile	1.3%
Dominican Republic	1.3%
Other	16.3%
Short-Term Investments	6.8%
Other Assets less Liabilities	0.9%

Class I:ABIEX

3

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ABIEX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABIEX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

EMMA-I-0153-0325

Class I:ABIEX

4

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Marshall C. Turner, Jr., Jorge A. Bermudez and Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed* by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

	Audit Fees	Audit-Related Fees	Tax Fees
AB Emerging Markets Multi-Asset Portfolio	2024	$60,657	$36,542
	2025	$60,657	$41,516

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund: (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Emerging Markets Multi-Asset Portfolio	2024	$1,949,620	$36,542
			$—
			$(36,542)
	2025	$1,268,773	$41,516
			$—
			$(41,516)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

March 31, 2025

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB EMERGING MARKETS
MULTI-ASSET PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

March 31, 2025

Company	Shares	U.S. $ Value

COMMON STOCKS – 65.4%
Financials – 19.5%
Banks – 11.9%
Abu Dhabi Islamic Bank PJSC	92,706	$404,847
Agricultural Bank of China Ltd. – Class H	182,000	109,605
Banco de Chile	604,043	79,884
Banco del Bajio SA(a)	36,100	78,640
Banco do Brasil SA	174,100	860,058
Bancolombia SA	6,990	78,558
Bancolombia SA (Preference Shares)	7,904	79,645
Bank of Baroda	30,965	82,681
Bank of Changsha Co., Ltd. – Class A	63,800	80,750
Bank of Chengdu Co., Ltd. – Class A	34,600	81,970
Bank of Hangzhou Co., Ltd. – Class A	40,000	79,580
Bank Polska Kasa Opieki SA	28,468	1,301,433
Canara Bank	76,113	78,754
China Construction Bank Corp. – Class H	90,000	79,755
China Merchants Bank Co., Ltd. – Class A	114,200	680,840
China Merchants Bank Co., Ltd. – Class H	207,500	1,230,259
CTBC Financial Holding Co., Ltd.	62,000	74,545
Dubai Islamic Bank PJSC	10,805	21,031
Emirates NBD Bank PJSC	211,889	1,165,303
Grupo Financiero Banorte SAB de CV	217,620	1,510,882
Hana Financial Group, Inc.	4,365	178,225
HDFC Bank Ltd.	3,435	73,221
ICICI Bank Ltd.	108,892	1,711,567
Indian Bank	13,139	82,772
Industrial Bank Co., Ltd. – Class A(b)	27,000	80,420
Industrial Bank of Korea	1,257	12,197
ING Bank Slaski SA(b)	962	79,291
Itau Unibanco Holding SA (Preference Shares)	426,610	2,348,188
Komercni Banka AS	1,702	82,513
Ping An Bank Co., Ltd. – Class A(b)	51,800	80,327
Piraeus Financial Holdings SA(b)	98,960	543,760
Sberbank of Russia PJSC(c)(d)(e)	138,696	– 0	–
SCB X PCL	3,500	12,690
SinoPac Financial Holdings Co., Ltd.	229	155
Standard Bank Group Ltd.	6,137	80,188
State Bank of India	194,151	1,745,555
Turkiye Garanti Bankasi AS	27,837	86,598
Turkiye Vakiflar Bankasi TAO(b)	65,920	41,622
Union Bank of India Ltd.	54,532	79,896

		15,478,205

Capital Markets – 1.5%
BSE Ltd.	1,678	106,838
East Money Information Co., Ltd. – Class A(b)	23,900	74,389
HDFC Asset Management Co., Ltd.(a)	26,680	1,246,735

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Hithink RoyalFlush Information Network Co., Ltd. – Class A	1,800	$70,700
Huatai Securities Co., Ltd. – Class A(b)	28,900	65,850
Korea Investment Holdings Co., Ltd.	1,587	79,359
Motilal Oswal Financial Services Ltd.	7,895	56,493
NH Investment & Securities Co., Ltd.	7,798	74,814
Samsung Securities Co., Ltd.	5,094	157,721

		1,932,899

Consumer Finance – 2.3%
Kaspi.KZ JSC (ADR)	7,529	699,068
Muthoot Finance Ltd.	6,151	171,014
Qifu Technology, Inc. (ADR)	44,193	1,984,708
Shriram Finance Ltd.	10,192	77,834

		2,932,624

Financial Services – 0.1%
Power Finance Corp., Ltd.	16,336	78,602
REC Ltd.	15,639	77,740

		156,342

Insurance – 3.7%
BB Seguridade Participacoes SA	293,200	2,070,632
China Pacific Insurance Group Co., Ltd. – Class A(b)	20,100	89,052
China Pacific Insurance Group Co., Ltd. – Class H(b)	29,000	91,365
DB Insurance Co., Ltd.	949	57,327
General Insurance Corp. of India(a)	14,283	69,884
Hyundai Marine & Fire Insurance Co., Ltd.	18,276	272,189
OUTsurance Group Ltd.	177,106	673,264
PICC Property & Casualty Co., Ltd. – Class H	118,000	218,502
Ping An Insurance Group Co. of China Ltd. – Class A	1,200	8,534
Ping An Insurance Group Co. of China Ltd. – Class H	39,500	235,774
Samsung Fire & Marine Insurance Co., Ltd.	4,046	987,423

		4,773,946

		25,274,016

Information Technology – 16.5%
Communications Equipment – 2.3%
Accton Technology Corp.	10,000	177,170
Xiaomi Corp. – Class H(a)(b)	431,200	2,728,517
Yealink Network Technology Corp., Ltd. – Class A	14,200	79,906
ZTE Corp. – Class A(b)	12,800	60,535

		3,046,128

Electronic Equipment, Instruments & Components – 0.7%
China Railway Signal & Communication Corp., Ltd. – Class A(b)	10,766	8,342
Elite Material Co., Ltd.(b)	4,000	66,997
Hon Hai Precision Industry Co., Ltd.	169,000	762,324
Synnex Technology International Corp.	36,000	77,965

		915,628

2 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

IT Services – 3.0%
Arabian Internet & Communications Services Co.	1,007	$81,116
Elm Co.	110	28,445
HCL Technologies Ltd.	83,236	1,541,974
Infosys Ltd.	119,156	2,183,362

		3,834,897

Semiconductors & Semiconductor Equipment – 8.4%
ASE Technology Holding Co., Ltd.(b)	16,000	70,316
MediaTek, Inc.	57,200	2,465,346
Novatek Microelectronics Corp.	5,000	83,121
Realtek Semiconductor Corp.	41,000	653,643
SK Hynix, Inc.	2,125	283,275
Taiwan Semiconductor Manufacturing Co., Ltd.	261,100	7,353,357
United Microelectronics Corp.(b)	11,000	15,380

		10,924,438

Software – 0.1%
Oracle Financial Services Software Ltd.	873	79,555

Technology Hardware, Storage & Peripherals – 2.0%
Advantech Co., Ltd.	29,000	331,362
Asustek Computer, Inc.	91,000	1,693,160
Catcher Technology Co., Ltd.	12,000	76,462
Lenovo Group Ltd. – Class H	54,000	73,384
Samsung Electronics Co., Ltd.	8,378	332,150
Samsung Electronics Co., Ltd. (Preference Shares)	1,896	61,369

		2,567,887

		21,368,533

Consumer Discretionary – 11.0%
Automobiles – 2.8%
BYD Co., Ltd. – Class A(b)	37,576	1,949,274
Geely Automobile Holdings Ltd. – Class H	24,000	51,518
Hyundai Motor Co. (2nd PRF)	758	76,897
Hyundai Motor Co. (Preference Shares)	777	78,268
Kia Corp.	23,026	1,456,364

		3,612,321

Broadline Retail – 3.7%
Alibaba Group Holding Ltd. – Class H	126,800	2,098,030
JD.com, Inc. – Class H	120,004	2,468,667
MercadoLibre, Inc.(b)	10	19,509
Naspers Ltd. – Class N	315	78,117
PDD Holdings, Inc. (ADR)(b)	1,376	162,850

		4,827,173

Hotels, Restaurants & Leisure – 2.6%
Indian Hotels Co., Ltd. (The)	2,776	25,365
Meituan – Class H(a)(b)	129,400	2,603,847
OPAP SA	4,087	81,192

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Trip.com Group Ltd. – Class H	5,700	$362,331
Trip.com Group Ltd. (ADR)	5,450	346,511

		3,419,246

Household Durables – 0.2%
Coway Co., Ltd.	934	51,453
Gree Electric Appliances, Inc. of Zhuhai – Class A	27,000	168,884
Hisense Home Appliances Group Co., Ltd. – Class H(b)	10,000	33,547

		253,884

Specialty Retail – 0.9%
Jarir Marketing Co.	23,084	79,731
Mr Price Group Ltd.	82,870	1,005,206
Zhongsheng Group Holdings Ltd. – Class H	10,000	17,611

		1,102,548

Textiles, Apparel & Luxury Goods – 0.8%
Bosideng International Holdings Ltd. – Class H	1,760,000	903,054
Page Industries Ltd.	285	143,307
Zhejiang Semir Garment Co., Ltd. – Class A(b)	23,200	21,011

		1,067,372

		14,282,544

Communication Services – 9.1%
Diversified Telecommunication Services – 0.2%
Emirates Integrated Telecommunications Co. PJSC	36,760	80,666
Hellenic Telecommunications Organization SA	3,043	49,506
LG Uplus Corp.	11,008	77,038
Telekom Malaysia Bhd	35,100	51,916
Telkom Indonesia Persero Tbk PT	56,200	8,162

		267,288

Entertainment – 1.2%
37 Interactive Entertainment Network Technology Group Co., Ltd. – Class A	38,200	78,388
International Games System Co., Ltd.	7,000	164,809
NetEase, Inc. – Class H	62,400	1,281,859

		1,525,056

Interactive Media & Services – 6.1%
NAVER Corp.	12,985	1,696,929
Tencent Holdings Ltd. – Class H	97,100	6,204,297

		7,901,226

Media – 0.0%
Cheil Worldwide, Inc.	6,624	81,316

Wireless Telecommunication Services – 1.6%
Etihad Etisalat Co.	19,359	314,814
SK Telecom Co., Ltd.	46,662	1,757,645

		2,072,459

		11,847,345

4 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Industrials – 2.5%
Aerospace & Defense – 0.2%
Bharat Electronics Ltd.	23,008	$80,481
Hindustan Aeronautics Ltd.(a)	1,684	81,826
Mazagon Dock Shipbuilders Ltd.	2,619	80,380

		242,687

Air Freight & Logistics – 0.0%
Hyundai Glovis Co., Ltd.	731	56,203

Electrical Equipment – 0.0%
Contemporary Amperex Technology Co., Ltd. – Class A	900	31,441
Hitachi Energy India Ltd.(b)	230	33,755

		65,196

Industrial Conglomerates – 0.1%
Astra International Tbk PT	284,400	84,168
Sime Darby Bhd	181,700	90,758

		174,926

Machinery – 1.5%
Ashok Leyland Ltd.	32,704	77,634
Cummins India Ltd.	2,274	80,718
Tian Di Science & Technology Co., Ltd. – Class A(b)	88,200	77,948
Weichai Power Co., Ltd. – Class A	24,900	56,394
Yutong Bus Co., Ltd. – Class A	438,500	1,603,162

		1,895,856

Marine Transportation – 0.3%
COSCO SHIPPING Holdings Co., Ltd. – Class H	50,000	78,891
Evergreen Marine Corp. Taiwan Ltd.	12,000	80,456
Orient Overseas International Ltd. – Class H	5,000	74,014
Wan Hai Lines Ltd.(b)	19,000	45,277
Yang Ming Marine Transport Corp.(b)	35,000	79,178

		357,816

Passenger Airlines – 0.2%
China Airlines Ltd.	109,000	74,504
Eva Airways Corp.	60,000	73,825
InterGlobe Aviation Ltd.(a)(b)	1,399	83,379

		231,708

Professional Services – 0.0%
HeadHunter Group PLC (ADR)(b)(c)(d)	18,930	– 0	–

Trading Companies & Distributors – 0.1%
BOC Aviation Ltd. – Class H(a)	9,700	75,782

Transportation Infrastructure – 0.1%
International Container Terminal Services, Inc.	15,140	93,922
Salik Co. PJSC	23,571	32,174
Zhejiang Expressway Co., Ltd. – Class H	56,000	45,711

		171,807

		3,271,981

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 5

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Real Estate – 2.5%
Real Estate Management & Development – 2.5%
Aldar Properties PJSC	58,058	$132,585
C&D International Investment Group Ltd. – Class H	41,000	85,710
Emaar Development PJSC	318,064	1,055,949
Emaar Properties PJSC	535,599	1,939,687

		3,213,931

Materials – 1.3%
Chemicals – 0.9%
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	2,054	11,881
PhosAgro PJSC (GDR REG S)(b)(c)(d)(f)	4,393	– 0	–
PhosAgro PJSC (GDR)(b)(c)(d)(f)	28	– 0	–
SABIC Agri-Nutrients Co.	2,865	80,863
Saudi Aramco Base Oil Co.	2,990	83,636
Yunnan Yuntianhua Co., Ltd. – Class A	300,100	944,477

		1,120,857

Construction Materials – 0.0%
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. – Class A	8,100	15,203
China National Building Material Co., Ltd. – Class H	14,000	7,225

		22,428

Metals & Mining – 0.4%
China Hongqiao Group Ltd. – Class H	87,500	181,005
Harmony Gold Mining Co., Ltd.	3,313	48,518
Hindustan Zinc Ltd.	15,334	82,258
Kumba Iron Ore Ltd.	3,315	56,419
Lloyds Metals & Energy Ltd.	1,574	23,555
MMC Norilsk Nickel PJSC (ADR)(b)(c)(d)(e)	3,568	– 0	–
NMDC Ltd.	99,966	79,922
Polyus PJSC (GDR)(b)(c)(d)(e)	284	– 0	–
Vedanta Ltd.	14,719	79,231

		550,908

		1,694,193

Consumer Staples – 1.3%
Consumer Staples Distribution & Retail – 0.1%
Nahdi Medical Co.	1,961	60,136
President Chain Store Corp.(b)	6,000	45,448

		105,584

Food & Staples Retailing – 0.0%
Magnit PJSC(c)(d)(e)	1,178	– 0	–

Food Products – 0.5%
AVI Ltd.	82,397	399,188
Britannia Industries Ltd.	387	22,297
China Feihe Ltd. – Class H(a)	97,384	73,482
Indofood Sukses Makmur Tbk PT	197,700	84,706

6 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Nestle India Ltd.	1,896	$49,737

		629,410

Household Products – 0.1%
Kimberly-Clark de Mexico SAB de CV	35,200	57,673

Personal Care Products – 0.6%
Colgate-Palmolive India Ltd.	29,222	815,820

Tobacco – 0.0%
Eastern Co. SAE	44,157	29,033

		1,637,520

Utilities – 1.3%
Electric Utilities – 1.1%
CEZ AS	1,517	75,119
Cia Energetica de Minas Gerais (Preference Shares)	687,100	1,235,382
Manila Electric Co.	8,890	85,443
Power Grid Corp. of India Ltd.	7,059	23,889

		1,419,833

Gas Utilities – 0.2%
ENN Natural Gas Co., Ltd. – Class A	30,500	82,271
GAIL India Ltd.	59,099	125,915

		208,186

		1,628,019

Energy – 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Alamtri Resources Indonesia Tbk PT	768,300	85,351
Coal India Ltd.	17,120	79,371
Gazprom PJSC(b)(c)(d)(e)	153,780	– 0	–
LUKOIL PJSC(c)(d)(e)	18,789	– 0	–
PTT Exploration & Production PCL – Class F	4,100	14,080
Shanxi Lu’an Environmental Energy Development Co., Ltd. – Class A	47,500	78,732
United Tractors Tbk PT	50,900	72,156

		329,690

Health Care – 0.2%
Health Care Providers & Services – 0.1%
Dr. Sulaiman Al Habib Medical Services Group Co.	752	55,852
Sinopharm Group Co., Ltd. – Class H	15,200	35,273

		91,125

Life Sciences Tools & Services – 0.1%
Divi’s Laboratories Ltd.	1,178	79,378

Pharmaceuticals – 0.0%
China Resources Pharmaceutical Group Ltd. – Class H(a)	114,000	74,114

		244,617

Total Common Stocks (cost $70,631,359)		84,792,389

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 7

PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

FIXED INCOME – 26.9%
Sovereign Bonds – 14.3%
Abu Dhabi Government International Bond 3.125%, 09/30/2049(a)	U.S.$	390	$266,296
Angolan Government International Bond 8.00%, 11/26/2029(a)		503	444,526
9.375%, 05/08/2048(a)		220	173,690
Argentine Republic Government International Bond 0.75%, 07/09/2030(g)		198	143,946
1.00%, 07/09/2029		195	150,919
5.00%, 01/09/2038(g)		993	653,330
Brazilian Government International Bond 7.125%, 05/13/2054		200	191,400
Chile Electricity Lux Mpc II SARL 5.58%, 10/20/2035(a)		200	199,540
Colombia Government International Bond 3.125%, 04/15/2031		282	228,772
4.125%, 02/22/2042		203	128,296
5.00%, 06/15/2045		200	134,600
8.00%, 11/14/2035		625	629,375
Costa Rica Government International Bond 7.16%, 03/12/2045(a)		200	205,450
Dominican Republic International Bond 4.875%, 09/23/2032(a)		405	368,902
5.95%, 01/25/2027(a)		355	356,775
6.00%, 02/22/2033(a)		219	212,868
6.95%, 03/15/2037(a)		410	414,100
8.625%, 04/20/2027(a)		200	205,100
Ecuador Government International Bond 5.50%, 07/31/2035(a)(g)		675	331,447
Egypt Government International Bond 7.05%, 01/15/2032(a)		200	168,376
7.30%, 09/30/2033(a)		353	290,166
7.60%, 03/01/2029(a)(g)		400	379,710
8.625%, 02/04/2030(a)		260	251,306
El Salvador Government International Bond 8.625%, 02/28/2029(a)		456	466,032
Ghana Government International Bond Zero Coupon, 07/03/2026(a)		17	15,500
Zero Coupon, 01/03/2030(a)		37	28,768
5.00%, 07/03/2029(a)(g)		167	145,136
5.00%, 07/03/2035(a)(g)		120	84,745
Guatemala Government Bond 6.05%, 08/06/2031(a)		200	200,000
Hungary Government International Bond 5.50%, 03/26/2036(a)		577	551,360
6.75%, 09/25/2052(a)		400	410,256
Israel Government International Bond Series 5Y 5.375%, 02/19/2030		250	251,821

8 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Ivory Coast Government International Bond 5.75%, 12/31/2032(a)(g)	U.S.$	59	$55,984
6.125%, 06/15/2033(a)		515	457,866
Jamaica Government International Bond 8.00%, 03/15/2039		208	240,900
Jordan Government International Bond 7.75%, 01/15/2028(a)		330	334,333
Lebanon Government International Bond Series 10Y 6.00%, 01/27/2023(a)(b)(h)		36	5,580
6.85%, 03/23/2027(a)(b)(i)		481	74,555
Series E 6.10%, 10/04/2022(a)(b)(h)		216	33,480
Nigeria Government International Bond 6.125%, 09/28/2028(a)		548	499,836
7.375%, 09/28/2033(a)		363	305,584
8.375%, 03/24/2029(a)		207	200,014
Oman Government International Bond 7.375%, 10/28/2032(a)		200	222,000
Oriental Republic of Uruguay 5.25%, 09/10/2060		160	145,873
Pakistan Government International Bond 8.875%, 04/08/2051(a)		379	297,515
Panama Government International Bond 3.87%, 07/23/2060		370	199,430
6.85%, 03/28/2054		400	350,350
8.00%, 03/01/2038		200	207,500
Paraguay Government International Bond 5.40%, 03/30/2050(a)		249	213,188
Peruvian Government International Bond 2.78%, 12/01/2060		45	24,458
5.625%, 11/18/2050		65	61,701
Philippine Government International Bond 4.20%, 03/29/2047		273	223,178
Qatar Government International Bond 4.875%, 02/27/2035(a)		200	203,273
Republic of Kenya Government International Bond 9.50%, 03/05/2036(a)		200	181,500
Republic of Poland Government International Bond 5.50%, 04/04/2053		80	75,041
Republic of South Africa Government International Bond 5.875%, 04/20/2032		370	351,269
6.30%, 06/22/2048		220	174,625
7.95%, 11/19/2054(a)		200	187,800
Republic of Uzbekistan International Bond 6.95%, 05/25/2032(a)		248	244,950

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 9

PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Romanian Government International Bond 3.00%, 02/14/2031(a)	U.S.$	94	$78,584
3.625%, 03/27/2032(a)		238	198,849
4.00%, 02/14/2051(a)		210	127,904
5.75%, 03/24/2035(a)		164	148,174
5.875%, 01/30/2029(a)		60	59,795
Saudi Government International Bond 3.45%, 02/02/2061(a)		262	161,974
Senegal Government International Bond 6.75%, 03/13/2048(a)		200	129,688
Sri Lanka Government International Bond 3.10%, 01/15/2030(a)(g)		60	52,749
3.35%, 03/15/2033(a)(g)		377	294,406
3.60%, 05/15/2036(a)(g)		55	42,818
3.60%, 02/15/2038(a)(g)		110	86,333
4.00%, 04/15/2028(a)		76	71,134
Trinidad & Tobago Government International Bond 6.40%, 06/26/2034(a)		200	195,700
Turkiye Government International Bond
Series 7Y
7.125%, 02/12/2032		440	432,520
Series 10Y
5.875%, 06/26/2031		755	701,961
Series 11Y
6.125%, 10/24/2028		270	266,610
Ukraine Government International Bond
Zero Coupon, 02/01/2030(a)(g)		33	16,599
Zero Coupon, 02/01/2034(a)(g)		236	92,483
Zero Coupon, 02/01/2035(a)(g)		323	177,530
Zero Coupon, 02/01/2036(a)(g)		147	80,292
1.75%, 02/01/2029(a)(g)		152	98,324
1.75%, 02/01/2034(a)(g)		209	110,529
1.75%, 02/01/2035(a)(g)		163	85,001
1.75%, 02/01/2036(a)(g)		282	144,726
Uruguay Government International Bond
4.975%, 04/20/2055		62	55,716
5.10%, 06/18/2050		124	114,863
Venezuela Government International Bond
11.95%, 08/05/2031(a)(b)(i)		265	53,297
12.75%, 08/23/2022(a)(b)(h)		254	50,566
Zambia Government International Bond
0.50%, 12/31/2053(a)		132	80,153
5.75%, 06/30/2033(a)(g)		133	115,888

			18,579,457

Corporate Bonds – 6.5%
Adani Electricity Mumbai Ltd.
3.95%, 02/12/2030(a)		210	178,836

10 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

AES Andes SA
6.30%, 03/15/2029(a)	U.S.$	200	$204,132
8.15%, 06/10/2055(a)		200	206,715
AES Panama Generation Holdings SRL
4.375%, 05/31/2030(a)		190	169,319
Akbank TAS
7.50%, 01/20/2030(a)		200	200,500
Ambipar Lux SARL
10.875%, 02/05/2033(a)		200	204,913
Bank Leumi Le-Israel BM
7.13%, 07/18/2033(a)		200	206,079
Braskem Netherlands Finance BV
4.50%, 01/31/2030(a)		200	170,890
Canacol Energy Ltd.
5.75%, 11/24/2028(a)		200	105,100
China Cinda 2020 I Management Ltd.
Series E
3.25%, 01/28/2027(a)		200	194,570
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332
4.375%, 07/22/2031(a)		200	163,250
Credicorp Capital Sociedad Titulizadora SA
10.10%, 12/15/2043(a)	PEN	500	144,949
Ecopetrol SA
8.625%, 01/19/2029	U.S.$	716	760,392
Empresa Generadora de Electricidad Haina SA
5.625%, 11/08/2028(a)		200	190,900
Empresas Publicas de Medellin ESP
4.375%, 02/15/2031(a)		200	174,200
8.375%, 11/08/2027(a)	COP	418,000	89,957
Engie Energia Chile SA
6.375%, 04/17/2034(a)	U.S.$	200	206,188
Eregli Demir ve Celik Fabrikalari TAS
8.375%, 07/23/2029(a)		200	201,938
Greenko Dutch BV
3.85%, 03/29/2026(a)		176	170,500
JSW Steel Ltd.
3.95%, 04/05/2027(a)		200	191,000
Lenovo Group Ltd.
3.42%, 11/02/2030(a)		245	224,920
Leviathan Bond Ltd.
6.125%, 06/30/2025(a)		67	66,580
6.75%, 06/30/2030(a)		42	41,329
Lima Metro Line 2 Finance Ltd.
4.35%, 04/05/2036(a)		279	260,335
Limak Yenilenebilir Enerji AS
9.625%, 08/12/2030(a)		200	196,812

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 11

PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Ma’aden Sukuk Ltd.
5.25%, 02/13/2030(a)	U.S.$	200	$202,511
MARB BondCo PLC
3.95%, 01/29/2031(a)		200	172,500
Melco Resorts Finance Ltd.
5.75%, 07/21/2028(a)		200	192,500
Mersin Uluslararasi Liman Isletmeciligi AS
8.25%, 11/15/2028(a)		200	205,000
Minejesa Capital BV
5.625%, 08/10/2037(a)		215	201,831
Navoi Mining & Metallurgical Combinat
6.70%, 10/17/2028(a)		200	200,951
Nexa Resources SA
6.75%, 04/09/2034(a)		200	206,702
OCP SA
7.50%, 05/02/2054(a)		200	203,750
Orbia Advance Corp. SAB de CV
4.00%, 10/04/2027(a)		200	192,340
Port Of Spain Waterfront Development
7.875%, 02/19/2040(a)		200	199,000
Saudi Arabian Oil Co.
5.75%, 07/17/2054(a)		375	352,965
SierraCol Energy Andina LLC
6.00%, 06/15/2028(a)		200	186,122
Sociedad Quimica y Minera de Chile SA
5.50%, 09/10/2034(a)		200	193,696
Sorik Marapi Geothermal Power PT
7.75%, 08/05/2031(a)		197	192,524
Stillwater Mining Co.
4.00%, 11/16/2026(a)		200	191,250
Vedanta Resources Finance II PLC
10.875%, 09/17/2029(a)		200	206,627
Virgolino de Oliveira Finance SA
11.75%, 02/09/2025(b)(c)(d)(f)(h)		201	20
Volcan Cia Minera SAA
8.75%, 01/24/2030(a)		132	129,767

			8,354,360

Quasi-Sovereign Bonds – 5.1%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047(a)		200	179,700
Banco Nacional de Panama
2.50%, 08/11/2030(a)		200	165,450
Bank Gospodarstwa Krajowego
5.375%, 05/22/2033(a)		200	199,700
6.25%, 07/09/2054(a)		230	230,853
Bapco Energies BSC Closed
7.50%, 10/25/2027(a)		259	266,203

12 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Comision Federal de Electricidad
5.00%, 09/29/2036(f)	U.S.$	199	$177,013
6.45%, 01/24/2035(a)		315	303,187
Corp. Nacional del Cobre de Chile
3.70%, 01/30/2050(a)		200	136,000
5.95%, 01/08/2034(a)		518	524,216
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.45%, 05/15/2030(a)		200	201,120
Pertamina Persero PT
2.30%, 02/09/2031(a)		200	170,600
Petroleos de Venezuela SA
5.375%, 04/12/2027(a)(b)(i)		606	82,375
9.00%, 11/17/2021(a)(b)(h)		128	18,624
Petroleos Mexicanos
5.50%, 06/27/2044		81	50,930
6.35%, 02/12/2048		910	600,509
6.375%, 01/23/2045		300	202,935
6.50%, 01/23/2029		1,091	1,025,158
7.69%, 01/23/2050		135	100,825
8.75%, 06/02/2029		175	174,108
Petronas Capital Ltd.
5.34%, 04/03/2035(a)		310	311,838
QatarEnergy
3.125%, 07/12/2041(a)		330	246,220
3.30%, 07/12/2051(a)		320	220,701
TC Ziraat Bankasi AS
7.25%, 02/04/2030(a)		200	196,812
8.00%, 01/16/2029(a)		200	203,500
Transnet SOC Ltd.
8.25%, 02/06/2028(a)		404	409,781
Turkiye Ihracat Kredi Bankasi AS
9.00%, 01/28/2027(a)		200	207,688

			6,606,046

Treasury Bonds – 0.8%
Colombian TES
Series B
6.25%, 07/09/2036	COP	341,600	51,308
7.25%, 10/26/2050		5,447,800	755,553
U.S. Treasury Bonds
4.50%, 11/15/2054	U.S.$	230	225,508

			1,032,369

Inflation-Linked Securities – 0.2%
Brazil Notas do Tesouro Nacional Serie B
Series NTNB
6.00%, 08/15/2050	BRL	425	284,543

Total Fixed Income (cost $35,951,698)			34,856,775

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 13

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 6.8%
Investment Companies – 6.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.20%(j)(k)(l) (cost $8,310,397)		8,310,397	$8,310,397

		Principal Amount (000)
Time Deposits – 0.4%
BBH, New York
Zero Coupon, 04/01/2025	CHF	1	1,420
1.03%, 04/01/2025	SEK	10	968
1.56%, 04/01/2025	CAD	13	8,788
2.89%, 04/01/2025	AUD	12	7,444
3.23%, 04/01/2025	NOK	2	176
5.32%, 04/01/2025	ZAR	183	10,004
Citibank, London
1.35%, 04/01/2025	EUR	11	11,902
HSBC, Hong Kong
2.04%, 04/01/2025	HKD	85	10,868
HSBC, Singapore
1.19%, 04/01/2025	SGD	1	711
JPMorgan Chase, New York
3.68%, 04/01/2025	U.S.$	367	367,282
Royal Bank of Canada, London
3.42%, 04/01/2025	GBP	6	7,169
SMBC, Tokyo
0.11%, 04/01/2025	JPY	4,954	33,027

Total Time Deposits (cost $459,759)			459,759

Treasury Bills – 0.0%
United States – 0.0%
U.S. Treasury Bill
Zero Coupon, 04/08/2025 (cost $109,910)	U.S.$	110	109,909

Total Short-Term Investments (cost $8,880,066)			8,880,065

Total Investments – 99.1% (cost $115,463,123)			128,529,229
Other assets less liabilities – 0.9%			1,148,840

Net Assets – 100.0%			$129,678,069

14 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
MSCI Emerging Markets Index Futures	228	June 2025	$12,663,120	$(453,634)
U.S. 10 Yr Ultra Futures	38	June 2025	4,336,750	60,563
U.S. Ultra Bond (CBT) Futures	4	June 2025	489,000	1,570

				$(391,501)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	4,957	USD	854	04/02/2025	$(14,277)
Bank of America NA	USD	863	BRL	4,957	04/02/2025	5,408
Bank of America NA	USD	1,213	MXN	24,732	04/09/2025	(5,197)
Bank of America NA	USD	2,748	ZAR	50,197	04/10/2025	(11,701)
Bank of America NA	CLP	960,538	USD	1,033	05/15/2025	22,019
Bank of America NA	USD	717	INR	62,974	05/22/2025	16,850
Barclays Bank PLC	BRL	1,381	USD	240	05/05/2025	(916)
Barclays Bank PLC	MYR	4,936	USD	1,117	06/18/2025	324
Barclays Bank PLC	MYR	15,257	USD	3,447	06/18/2025	(4,770)
BNP Paribas SA	BRL	3,640	USD	634	04/02/2025	(3,972)
BNP Paribas SA	USD	621	BRL	3,640	04/02/2025	16,586
BNP Paribas SA	USD	624	KRW	901,075	04/17/2025	(12,077)
BNP Paribas SA	IDR	20,169,200	USD	1,235	04/29/2025	26,136
BNP Paribas SA	TWD	105,186	USD	3,215	05/23/2025	40,245
Brown Brothers Harriman & Co.	MXN	5,333	USD	262	04/09/2025	2,155
Brown Brothers Harriman & Co.	MXN	3,311	USD	161	04/09/2025	(754)
Brown Brothers Harriman & Co.	USD	305	ZAR	5,558	04/10/2025	(1,603)
Brown Brothers Harriman & Co.	TRY	26,341	USD	701	04/17/2025	21,854
Brown Brothers Harriman & Co.	USD	462	TRY	18,028	04/17/2025	3,462
Brown Brothers Harriman & Co.	THB	30,855	USD	916	05/15/2025	4,190
Brown Brothers Harriman & Co.	USD	1,807	THB	61,219	05/15/2025	3,492
Brown Brothers Harriman & Co.	USD	4,843	THB	162,841	05/15/2025	(27,868)
Brown Brothers Harriman & Co.	PLN	1,348	USD	347	05/23/2025	(409)
Brown Brothers Harriman & Co.	USD	890	HUF	331,074	05/23/2025	(3,124)
Brown Brothers Harriman & Co.	USD	44	PLN	172	05/23/2025	51
Citibank NA	USD	3,570	IDR	58,496,130	04/29/2025	(63,294)
Citibank NA	PEN	4,614	USD	1,259	05/15/2025	5,092
Citibank NA	TWD	90,569	USD	2,774	05/23/2025	41,215
Deutsche Bank AG	KRW	6,261,633	USD	4,284	04/17/2025	32,880
Deutsche Bank AG	IDR	8,496,669	USD	511	04/29/2025	1,471
Deutsche Bank AG	CNH	14,377	USD	1,985	06/05/2025	(2,933)
Goldman Sachs Bank USA	ZAR	64,548	USD	3,464	04/10/2025	(54,734)
HSBC Bank USA	KRW	427,837	USD	299	04/17/2025	8,377
HSBC Bank USA	USD	762	KRW	1,115,887	04/17/2025	(4,244)
HSBC Bank USA	PHP	256,249	USD	4,383	04/29/2025	(88,440)
HSBC Bank USA	USD	164	IDR	2,682,286	04/29/2025	(2,708)
HSBC Bank USA	USD	2,467	PHP	143,963	04/29/2025	44,871
HSBC Bank USA	USD	328	COP	1,371,817	05/15/2025	(1,567)

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 15

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
HSBC Bank USA	USD	1,493	INR	131,107	05/22/2025	$35,080
HSBC Bank USA	CZK	26,149	USD	1,132	05/23/2025	(2,229)
JPMorgan Chase Bank NA	USD	1,431	IDR	23,613,909	04/29/2025	(15,749)
JPMorgan Chase Bank NA	USD	1,425	INR	122,783	05/22/2025	5,343
Morgan Stanley Capital Services LLC	BRL	1,317	USD	229	04/02/2025	(1,437)
Morgan Stanley Capital Services LLC	USD	228	BRL	1,317	04/02/2025	2,423
Morgan Stanley Capital Services LLC	MXN	24,732	USD	1,202	04/09/2025	(5,520)
Morgan Stanley Capital Services LLC	USD	424	KRW	616,952	04/17/2025	(5,426)
Morgan Stanley Capital Services LLC	BRL	1,317	USD	227	05/05/2025	(2,278)
Morgan Stanley Capital Services LLC	COP	2,110,814	USD	506	05/15/2025	3,883
Morgan Stanley Capital Services LLC	USD	909	INR	79,712	05/22/2025	19,900
Morgan Stanley Capital Services LLC	USD	3,863	MYR	16,959	06/18/2025	(26,552)
Societe Generale	KRW	1,403,286	USD	973	04/17/2025	20,410
Standard Chartered Bank	IDR	37,010,325	USD	2,231	04/29/2025	12,645
Standard Chartered Bank	USD	1,895	IDR	31,053,003	04/29/2025	(33,808)
Standard Chartered Bank	USD	2,154	PHP	127,023	04/29/2025	62,777
Standard Chartered Bank	USD	2,454	TWD	80,440	05/23/2025	(26,757)
UBS AG	PEN	626	USD	172	05/15/2025	1,692
UBS AG	TWD	100,552	USD	3,046	05/23/2025	11,265
UBS AG	CNH	128,139	USD	17,779	06/05/2025	63,435
UBS AG	USD	1,505	CNH	10,815	06/05/2025	(9,634)

						$101,553

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-EM Series 43, 5 Year Index, 6/20/2030*	1.00%	Quarterly	1.85%	USD	2,180	$82,413	$77,813	$4,600
Sale Contracts
CDX-EMHY Series 43, 5 Year Index, 6/20/2030*	1.00	Quarterly	2.89		1,050	(85,960)	(83,824)	(2,136)

						$(3,547)	$(6,011)	$2,464

*	Termination date

16 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	5,420	06/06/2028	1 Day SOFR	3.630%	Annual	$(65,365)	$	– 0	–	$(65,365)
USD	1,910	09/13/2029	1 Day SOFR	3.138%	Annual	(57,674)		– 0	–	(57,674)
BRL	8,555	01/02/2031	1 Day CDI	14.800%	Maturity	480		– 0	–	480

						$(122,559)	$	– 0	–	$(122,559)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $31,425,725 or 24.23% of net assets.

(b)	Non-income producing security.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(d)	Fair valued by the Adviser.

(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Gazprom PJSC	10/27/2021 - 02/15/2022	$759,951	$	– 0	–	0.00%
LUKOIL PJSC	01/11/2016 - 02/15/2022	959,078		– 0	–	0.00%
Magnit PJSC	04/15/2020 - 06/30/2021	46,303		– 0	–	0.00%
MMC Norilsk Nickel PJSC (ADR)	04/12/2021 - 09/22/2021	114,460		– 0	–	0.00%
Polyus PJSC (GDR)	09/06/2019 - 04/27/2022	4,388		– 0	–	0.00%
Sberbank of Russia PJSC	04/07/2020 - 08/18/2020	405,713		– 0	–	0.00%

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.14% of net assets as of March 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Comision Federal de Electricidad 5.00%, 09/29/2036	09/15/2021	$210,220	$177,013		0.14%
PhosAgro PJSC (GDR REG S)	06/30/2021	89,310	– 0	–	0.00%
PhosAgro PJSC (GDR)	06/30/2021	447	– 0	–	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2025	07/12/2013	171,430	20		0.00%

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2025.

(h)	Defaulted matured security.

(i)	Defaulted.

(j)	The rate shown represents the 7-day yield as of period end.

(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(l)	Affiliated investments.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 17

PORTFOLIO OF INVESTMENTS (continued)

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CDI – Brazil CETIP Interbank Deposit Rate

CDX-EM – Emerging Market Credit Default Swap Index

GDR – Global Depositary Receipt

JSC – Joint Stock Company

MSCI – Morgan Stanley Capital International

PJSC – Public Joint Stock Company

REG – Registered Shares

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

18 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

March 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $107,152,726)	$120,218,832
Affiliated issuers (cost $8,310,397)	8,310,397
Cash	1,622
Cash collateral due from broker	759,249
Foreign currencies, at value (cost $805,515)	787,754
Unaffiliated dividends and interest receivable	861,466
Unrealized appreciation on forward currency exchange contracts	535,531
Receivable for investment securities sold and foreign currency transactions	215,412
Receivable due from Adviser	36,711
Affiliated dividends receivable	29,774
Receivable for capital stock sold	22,061

Total assets	131,778,809

Liabilities
Payable for investment securities purchased and foreign currency transactions	905,787
Unrealized depreciation on forward currency exchange contracts	433,978
Payable for capital gains taxes	237,052
Payable for capital stock redeemed	122,568
Advisory fee payable	89,017
Administrative fee payable	48,535
Payable for variation margin on futures	9,697
Payable for variation margin on centrally cleared swaps	5,603
Directors’ fee payable	4,176
Transfer Agent fee payable	3,028
Distribution fee payable	666
Accrued expenses	240,633

Total liabilities	2,100,740

Net Assets	$129,678,069

Composition of Net Assets
Capital stock, at par	$1,470
Additional paid-in capital	143,723,756
Accumulated loss	(14,047,157)

$129,678,069

Net Asset Value Per Share—33 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$2,667,152	302,963	$8.80	*

C	$158,702	18,119	$8.76

Advisor	$126,437,160	14,328,399	$8.82

I	$415,055	47,562	$8.73

*	The maximum offering price per share for Class A shares was $9.19, which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 19

STATEMENT OF OPERATIONS

Year Ended March 31, 2025

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $407,320)	$3,072,973
Affiliated issuers	229,252
Interest (net of foreign taxes withheld of $6,704)	2,878,850
Securities lending income, net	784	$6,181,859

Expenses
Advisory fee (see Note B)	1,120,080
Transfer agency—Class A	719
Transfer agency—Class C	94
Transfer agency—Advisor Class	34,248
Transfer agency—Class R	36
Transfer agency—Class K	99
Transfer agency—Class I	422
Transfer agency—Class Z	1
Distribution fee—Class A	6,731
Distribution fee—Class C	2,231
Distribution fee—Class R	69
Distribution fee—Class K	123
Custody and accounting	213,948
Audit and tax	108,119
Administrative	91,303
Registration fees	90,860
Legal	55,679
Printing	47,961
Directors’ fees	20,898
Miscellaneous	48,884

Total expenses	1,842,505
Less: expenses waived and reimbursed by the Adviser (see Note B and Note E)	(527,366)

Net expenses		1,315,139

Net investment income		4,866,720

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)		6,395,343
Forward currency exchange contracts		891,881
Futures		969,697
Swaps		(52,338)
Foreign currency transactions		(163,680)
Net change in unrealized appreciation (depreciation) on:
Investments(b)		2,251,607
Forward currency exchange contracts		(178,115)
Futures		(461,885)
Swaps		51,811
Foreign currency denominated assets and liabilities		(13,562)

Net gain on investment and foreign currency transactions		9,690,759

Net Increase in Net Assets from Operations		$14,557,479

(a)	Net of foreign realized capital gains taxes of $406,626.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $397,150.

See notes to financial statements.

20 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025		Year Ended March 31, 2024
Increase in Net Assets from Operations
Net investment income	$4,866,720		$4,818,867
Net realized gain on investment and foreign currency transactions	8,040,903		2,472,090
Net change in unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities	1,649,856		11,480,002

Net increase in net assets from operations	14,557,479		18,770,959
Distributions to Shareholders
Class A	(135,991)		(150,196)
Class C	(8,937)		(21,070)
Advisor Class	(6,693,554)		(7,508,816)
Class R	– 0	–	(15,954)
Class K	– 0	–	(10,068)
Class I	(18,792)		(18,885)
Class Z	(106)		(178,979)
Capital Stock Transactions
Net decrease	(10,208,674)		(5,796,913)

Total increase (decrease)	(2,508,575)		5,070,078
Net Assets
Beginning of period	132,186,644		127,116,566

End of period	$129,678,069		$132,186,644

See notes to financial statements.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 21

NOTES TO FINANCIAL STATEMENTS

March 31, 2025

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 11 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Emerging Markets Multi-Asset Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C, Advisor Class and Class I shares. Class B, Class R, Class K, Class T, Class Z, Class 1 and Class 2 shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Effective August 30, 2024, Class Z was liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Company’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Company’s portfolio investments, subject to the Board’s oversight.

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NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 23

NOTES TO FINANCIAL STATEMENTS (continued)

Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable

24 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 25

NOTES TO FINANCIAL STATEMENTS (continued)

classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2025:

Investments in Securities	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks:
Financials	$11,953,793		$13,320,223		$0	#	$25,274,016
Information Technology	28,445		21,340,088		– 0	–	21,368,533
Consumer Discretionary	528,870		13,753,674		– 0	–	14,282,544
Communication Services	395,480		11,451,865		– 0	–	11,847,345
Industrials	93,922		3,178,059		0	#	3,271,981
Real Estate	– 0	–	3,213,931		– 0	–	3,213,931
Materials	56,419		1,637,774		0	#	1,694,193
Consumer Staples	86,706		1,550,814		0	#	1,637,520
Utilities	1,395,944		232,075		– 0	–	1,628,019
Energy	– 0	–	329,690		0	#	329,690
Health Care	55,852		188,765		– 0	–	244,617
Fixed Income Securities:
Sovereign Bonds	– 0	–	18,579,457		– 0	–	18,579,457
Corporate Bonds	– 0	–	8,354,340		20		8,354,360
Quasi-Sovereign Bonds	– 0	–	6,606,046		– 0	–	6,606,046
Treasury Bonds	– 0	–	1,032,369		– 0	–	1,032,369
Inflation-Linked Securities	– 0	–	284,543		– 0	–	284,543
Short-Term Investments:
Investment Companies	8,310,397		– 0	–	– 0	–	8,310,397
Time Deposits	459,759		– 0	–	– 0	–	459,759
Treasury Bills	– 0	–	109,909		– 0	–	109,909

Total Investments in Securities	23,365,587		105,163,622	+	20		128,529,229
Other Financial Instruments*:
Assets
Futures	62,133		– 0	–	– 0	–	62,133	†
Forward Currency Exchange Contracts	– 0	–	535,531		– 0	–	535,531
Centrally Cleared Credit Default Swaps	– 0	–	82,413		– 0	–	82,413	†
Centrally Cleared Interest Rate Swaps	– 0	–	480		– 0	–	480	†
Liabilities
Futures	(453,634)		– 0	–	– 0	–	(453,634	)†
Forward Currency Exchange Contracts	– 0	–	(433,978)		– 0	–	(433,978)
Centrally Cleared Credit Default Swaps	– 0	–	(85,960)		– 0	–	(85,960	)†
Centrally Cleared Interest Rate Swaps	– 0	–	(123,039)		– 0	–	(123,039	)†

Total	$22,974,086		$105,139,069		$20		$128,113,175

#	The Fund held securities with zero market value at period end.

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

26 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

†

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 27

NOTES TO FINANCIAL STATEMENTS (continued)

securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .85% of the first $1 billion, .80% of

28 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

the next $1 billion, .75% of the next $1 billion and .70% in excess of $3 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense and extraordinary expenses), on an annual basis (“the Expense Caps”) to 1.24%, 1.99%, .99% and .99% of the daily average net assets for the Class A, Class C, Advisor Class and Class I shares, respectively. For the year ended March 31, 2025, such waivers/reimbursements amounted to $517,595. The Expense Caps may not be terminated before July 31, 2025.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended March 31, 2025, the reimbursement for such services amounted to $91,303.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $17,913 for the year ended March 31, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $32 from the sale of Class A shares and received $151 and $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended March 31, 2025.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended March 31, 2025, such waiver amounted to $9,738.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 29

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the year ended March 31, 2025 is as follows:

Fund	Market Value 3/31/24 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/25 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$1,550		$73,271	$66,511	$8,310		$229
AB Government Money Market Portfolio*	– 0	–	3,897	3,897	– 0	–	1

Total					$8,310		$230

*	Investment of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A share’s average daily net assets. There are no distribution and servicing fees on Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operation, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $10,288, $1,344 and $3,993 for Class C, Class K and Class R shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal period for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

30 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended March 31, 2025, were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$110,344,320	$120,214,457
U.S. government securities	14,331,146	21,038,708

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$117,903,282

Gross unrealized appreciation	$20,989,862
Gross unrealized depreciation	(10,423,511)

Net unrealized appreciation	$10,566,351

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the year ended March 31, 2025, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 31

NOTES TO FINANCIAL STATEMENTS (continued)

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the year ended March 31, 2025, the Fund held futures for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other

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things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Fund’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of a written option by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

The Fund may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an

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NOTES TO FINANCIAL STATEMENTS (continued)

existing swap to be terminated or extended by one of the counterparties. The Fund’s maximum payment for written put swaptions equates to the notional amount of the underlying swap. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

During the year ended March 31, 2025, the Fund held purchased swaptions for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or inflation. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss)

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from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the

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NOTES TO FINANCIAL STATEMENTS (continued)

exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the year ended March 31, 2025, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligation with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/

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NOTES TO FINANCIAL STATEMENTS (continued)

performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the year ended March 31, 2025, the Fund held credit default swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the year ended March 31, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$62,133	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	480	*	Payable for variation margin on centrally cleared swaps	$123,039	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	535,531		Unrealized depreciation on forward currency exchange contracts	433,978

Credit contracts	Receivable for variation margin on centrally cleared swaps	4,600	*	Payable for variation margin on centrally cleared swaps	2,136	*

Equity contracts				Payable for variation margin on futures	453,634	*

Total		$602,744			$1,012,787

*

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	$(20,931)	$58,745

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation (depreciation) on futures	166,819	21,149

Interest rate contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation (depreciation) on investments	(15,656)	15,656

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) on forward currency exchange contracts	$891,881	$(178,115)

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	(31,407)	(6,934)

Equity contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation (depreciation) on futures	802,878	(483,034)

Total		$1,793,584	$(572,533)

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended March 31, 2025:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$3,276,923
Average notional amount of sale contracts	$2,060,000	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$7,282,401
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$44,995,258
Average principal amount of sale contracts	$62,847,416
Futures:
Average notional amount of buy contracts	$17,298,613
Average notional amount of sale contracts	$837,297	(b)
Purchased Swaptions:
Average notional amount	$750,000	(c)

(a)	Positions were open for ten months during the reporting period.

(b)	Positions were open for two months during the reporting period.

(c)	Positions were open for less than one month during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of March 31, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Bank of America NA	$44,277	$(31,175)	$	– 0	–	$	– 0	–	$13,102
Barclays Bank PLC	324	(324)	– 0	–	– 0	–	– 0	–
BNP Paribas SA	82,967	(16,049)	– 0	–	– 0	–	66,918
Brown Brothers Harriman & Co.	35,204	(33,758)	– 0	–	– 0	–	1,446
Citibank NA	46,307	(46,307)	– 0	–	– 0	–	– 0	–
Deutsche Bank AG	34,351	(2,933)	– 0	–	– 0	–	31,418
HSBC Bank USA	88,328	(88,328)	– 0	–	– 0	–	– 0	–
JPMorgan Chase Bank NA	5,343	(5,343)	– 0	–	– 0	–	– 0	–
Morgan Stanley Capital Services LLC	26,206	(26,206)	– 0	–	– 0	–	– 0	–
Societe Generale	20,410	– 0	–	– 0	–	– 0	–	20,410
Standard Chartered Bank	75,422	(60,565)	– 0	–	– 0	–	14,857
UBS AG	76,392	(9,634)	– 0	–	– 0	–	66,758

Total	$535,531	$(320,622)	$	– 0	–	$	– 0	–	$214,909	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America NA	$31,175	$(31,175)	$	– 0	–	$	– 0	–	$	– 0	–
Barclays Bank PLC	5,686	(324)	– 0	–	– 0	–	5,362
BNP Paribas SA	16,049	(16,049)	– 0	–	– 0	–	– 0	–
Brown Brothers Harriman & Co.	33,758	(33,758)	– 0	–	– 0	–	– 0	–
Citibank NA	63,294	(46,307)	– 0	–	– 0	–	16,987
Deutsche Bank AG	2,933	(2,933)	– 0	–	– 0	–	– 0	–
Goldman Sachs Bank USA	54,734	– 0	–	– 0	–	– 0	–	54,734
HSBC Bank USA	99,188	(88,328)	– 0	–	– 0	–	10,860
JPMorgan Chase Bank NA	15,749	(5,343)	– 0	–	– 0	–	10,406
Morgan Stanley Capital Services LLC	41,213	(26,206)	– 0	–	– 0	–	15,007
Standard Chartered Bank	60,565	(60,565)	– 0	–	– 0	–	– 0	–
UBS AG	9,634	(9,634)	– 0	–	– 0	–	– 0	–

Total	$433,978	$(320,622)	$	– 0	–	$	– 0	–	$113,356	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^

Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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NOTES TO FINANCIAL STATEMENTS (continued)

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the state-

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NOTES TO FINANCIAL STATEMENTS (continued)

ment of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the year ended March 31, 2025 is as follows:

Market Value of Securities on Loan*			Cash Collateral*			Market Value of Non-Cash Collateral*			Income from Borrowers	AB Government Money Market Portfolio
										Income Earned	Advisory Fee Waived
$	– 0	–	$	– 0	–	$	– 0	–	$26	$758	$33

*	As of March 31, 2025.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024

Class A
Shares sold	178,750	27,807	$1,563,413	$216,216

Shares issued in reinvestment of dividends	12,694	15,856	109,273	120,083

Shares converted from Class C	14,516	7,934	126,964	59,331

Shares redeemed	(204,070)	(87,619)	(1,793,351)	(675,596)

Net increase (decrease)	1,890	(36,022)	$6,299	$(279,966)

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	Shares			Amount
	Year Ended March 31, 2025		Year Ended March 31, 2024	Year Ended March 31, 2025		Year Ended March 31, 2024

Class C
Shares sold	638		1,199	$5,528		$9,208

Shares issued in reinvestment of dividends	936		2,271	8,020		17,073

Shares converted to Class A	(14,594)		(7,973)	(126,964)		(59,331)

Shares redeemed	(3,559)		(20,237)	(30,398)		(156,664)

Net decrease	(16,579)		(24,740)	$(143,814)		$(189,714)

Advisor Class
Shares sold	1,880,310		2,919,194	$16,429,250		$22,602,105

Shares issued in reinvestment of dividends	607,690		754,499	5,245,881		5,731,323

Shares redeemed	(3,580,905)		(4,000,768)	(31,283,948)		(30,941,729)

Net decrease	(1,092,905)		(327,075)	$(9,608,817)		$(2,608,301)

Class R
Shares sold	302		6,363	$2,541		$49,725

Shares issued in reinvestment of dividends	– 0	–	2,096	– 0	–	15,954

Shares redeemed	(13,762)		(28,602)	(119,580)		(236,365)

Net decrease	(13,460)		(20,143)	$(117,039)		$(170,686)

Class K
Shares sold	179		27,460	$1,505		$225,591

Shares issued in reinvestment of dividends	– 0	–	1,316	– 0	–	10,067

Shares redeemed	(47,993)		(14)	(416,474)		(114)

Net increase (decrease)	(47,814)		28,762	$(414,969)		$235,544

Class I
Shares sold	12,182		13,230	$105,873		$104,184

Shares issued in reinvestment of dividends	2,200		2,514	18,791		18,884

Shares redeemed	(5,045)		(5,614)	(43,994)		(43,957)

Net increase	9,337		10,130	$80,670		$79,111

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024

Class Z
Shares sold	37	16,147	$312	$122,919

Shares issued in reinvestment of dividends	0 (a)	23,894	0 (b)	178,938

Shares redeemed	(1,295)	(406,162)	(11,316)	(3,164,758)

Net decrease	(1,258)	(366,121)	$(11,004)	$(2,862,901)

(a)	Amount is less than one share.

(b)	Amount is less than $.50.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Emerging-Market Risk—Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets are less developed and less liquid and are subject to increased economic, political, regulatory, or other uncertainties.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns. Emerging market currencies may be more volatile and less liquid, and subject to significantly greater risk of currency controls and convertibility restrictions, than currencies of developed countries.

Country Concentration Risk—The Fund may not be diversified among countries or geographic regions and the effect on the Fund’s net asset value, or NAV, of the specific risks identified above, such as political, regulatory and currency

44 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

risks, may be magnified due to concentration of the Fund’s investments in a particular country or region, such as China. Risks of the Fund’s investments insecurities of companies economically tied to China may include the volatility of the Chinese stock market; the Chinese economy’s heavy dependence on exports, which may be affected adversely by trade barriers or disputes or may decrease, sometimes significantly, when the world economy weakens; and the continuing importance of the role of the Chinese Government, which may take legal or regulatory actions that affect the contractual arrangements of a company or economic and market practices, and cause the value of the securities of an issuer held by the Fund to decrease significantly. Recent developments in relations between the U.S. and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on the economy of Asian countries and a commensurately negative impact on the Fund. In addition, the Fund’s investments in companies owned or controlled directly or indirectly by the central, provincial or municipal governments of the People’s Republic of China or by the People’s Liberation Army (the military arm of the Chinese Communist Party) involve risks that political changes, social instability, regulatory uncertainty, adverse diplomatic developments, asset expropriation or nationalization, economic sanctions, trade embargos, cancellation of investors’ interests, or confiscatory taxation could adversely affect the performance of such companies and therefore investments by the Fund in those companies. China has a complex territorial dispute regarding the sovereignty of Taiwan and has made threats of invasion. Military conflict between China and Taiwan may adversely affect securities of Chinese, Taiwan-based and other issuers both in and outside the region. While the Chinese economy has grown at a rapid rate in recent years, the rate of growth has been declining, and there can be no assurance that China’s economy will continue to grow in the future.

Allocation Risk—The allocation of Fund assets among different asset classes, such as equity securities, debt securities and currencies, may have a significant effect on the Fund’s NAV when one of these asset classes is performing better or worse than others. The diversification benefits typically associated with investing in both equity and debt securities may be limited in the emerging markets context, as movements in emerging market equity and emerging market debt markets may be more correlated than movements in the equity and debt markets of developed countries.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 45

NOTES TO FINANCIAL STATEMENTS (continued)

investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Sovereign Debt Risk—Investments in sovereign debt obligations expose the Fund to the direct or indirect consequences of political, social and economic changes in countries that issue the obligations. Such changes may affect a foreign government’s willingness or ability to make timely payments of its obligations. In addition, no established market may exist for many sovereign debt obligations. Reduced secondary market liquidity may have an adverse effect on the market price of an instrument and the Fund’s ability to dispose of particular instruments.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to factors such as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally, and may be more difficult to trade than other types of securities.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to

46 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended March 31, 2025.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 47

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended March 31, 2025 and March 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$6,857,380	$7,903,968

Total taxable distributions paid	$6,857,380	$7,903,968

As of March 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,438,671
Accumulated capital and other losses	(26,059,765	)(a)
Unrealized appreciation (depreciation)	10,426,408	(b)

Total accumulated earnings (deficit)	$(13,194,686	)(c)

(a)

As of March 31, 2025, the Fund had a net capital loss carryforward of $26,059,765. During the fiscal year, the Fund utilized $4,013,944 of capital loss carry forwards to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of swaps, and the tax deferral of losses on wash sales.

(c)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax and the tax treatment of defaulted securities.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of March 31, 2025, the Fund had a net short-term capital loss carryforward of $15,924,747 and a net long-term capital loss carryforward of $10,135,018, which may be carried forward for an indefinite period.

During the current fiscal year, permanent differences primarily due to Non-deductible expenses resulted in a net decrease in accumulated loss and a net decrease in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

48 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended March 31,

2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 8.32	$ 7.65	$ 8.70	$ 10.34	$ 7.04

Income From Investment Operations

Net investment income(a)(b)	.31	.28	.33	.31	.19

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.61	.87	(1.14)	(1.63)	3.32
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.92	1.15	(.81)	(1.32)	3.51

Less: Dividends

Dividends from net investment income	(.44)	(.48)	(.24)	(.32)	(.21)

Net asset value, end of period	$ 8.80	$ 8.32	$ 7.65	$ 8.70	$ 10.34

Total Return

Total investment return based on net asset value(d)	11.28%	15.72%	(9.24)%	(13.12)%	50.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,667	$2,504	$2,578	$2,984	$3,644

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)(f)†	1.24%	1.24%	1.25%	1.24%	1.23%

Expenses, before waivers/ reimbursements(e)(f)†	1.64%	1.70%	1.69%	1.48%	1.64%

Net investment income(b)	3.51%	3.56%	4.34%	3.12%	2.14%

Portfolio turnover rate	100%	134%	89%	81%	88%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.00%	.00%	.01%	.01%

See footnote summary on page 53.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 49

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended March 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 8.27	$ 7.61	$ 8.66	$ 10.29	$ 7.01

Income From Investment Operations

Net investment income(a)(b)	.23	.22	.28	.24	.13

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.63	.86	(1.15)	(1.63)	3.29
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.86	1.08	(.87)	(1.39)	3.42

Less: Dividends

Dividends from net investment income	(.37)	(.42)	(.18)	(.24)	(.14)

Net asset value, end of period	$ 8.76	$ 8.27	$ 7.61	$ 8.66	$ 10.29

Total Return

Total investment return based on net asset value(d)	10.57%	14.78%	(9.99)%	(13.78)%	49.01%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$159	$287	$452	$769	$1,117

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)(f)†	1.99%	1.99%	2.00%	1.99%	1.98%

Expenses, before waivers/ reimbursements(e)(f)†	2.41%	2.45%	2.43%	2.24%	2.40%

Net investment income(b)	2.70%	2.92%	3.67%	2.36%	1.40%

Portfolio turnover rate	100%	134%	89%	81%	88%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.00%	.00%	.01%	.01%

See footnote summary on page 53.

50 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended March 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 8.34	$ 7.66	$ 8.72	$ 10.36	$ 7.06

Income From Investment Operations

Net investment income(a)(b)	.32	.30	.35	.34	.22

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.62	.88	(1.15)	(1.63)	3.31
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.94	1.18	(.80)	(1.29)	3.53

Less: Dividends

Dividends from net investment income	(.46)	(.50)	(.26)	(.35)	(.23)

Net asset value, end of period	$ 8.82	$ 8.34	$ 7.66	$ 8.72	$ 10.36

Total Return

Total investment return based on net asset value(d)	11.54%	16.11%	(9.11)%	(12.87)%	50.40%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$126,437	$128,558	$120,675	$148,374	$185,534

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)(f)†	.99%	.99%	1.00%	.99%	.98%

Expenses, before waivers/ reimbursements(e)(f)†	1.39%	1.45%	1.44%	1.23%	1.39%

Net investment income(b)	3.70%	3.84%	4.59%	3.36%	2.36%

Portfolio turnover rate	100%	134%	89%	81%	88%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.00%	.00%	.01%	.01%

See footnote summary on page 53.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 51

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class I
Year Ended March 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 8.25	$ 7.58	$ 8.63	$ 10.27	$ 6.99

Income From Investment Operations

Net investment income(a)(b)	.32	.28	.30	.35	.20

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.62	.88	(1.09)	(1.64)	3.31
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.94	1.16	(.79)	(1.29)	3.51

Less: Dividends

Dividends from net investment income	(.46)	(.49)	(.26)	(.35)	(.23)

Net asset value, end of period	$ 8.73	$ 8.25	$ 7.58	$ 8.63	$ 10.27

Total Return

Total investment return based on net asset value(d)	11.64%	16.13%	(9.07)%	(12.97)%	50.61%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$415	$315	$213	$67	$316

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)(f)†	.99%	.99%	1.01%	.99%	.99%

Expenses, before waivers/ reimbursements(e)(f)†	1.48%	1.51%	1.50%	1.22%	1.25%

Net investment income(b)	3.69%	3.65%	4.03%	3.46%	1.99%

Portfolio turnover rate	100%	134%	89%	81%	88%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.00%	.00%	.01%	.01%

See footnote summary on page 53.

52 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended March 31, 2025, March 31, 2024, March 31, 2023, March 31, 2022 and March 31, 2021, such waiver amounted to 0.01%, 0.00%, 0.00%, 0.01% and 0.01%, respectively.

(f)	The expense ratios presented below exclude interest expense:

	Year Ended March 31,
	2025	2024	2023	2022	2021

Class A
Net of waivers/reimbursements	1.24%	1.24%	1.24%	1.24%	1.23%
Before waivers/reimbursements	1.64%	1.70%	1.68%	1.48%	1.64%
Class C
Net of waivers/reimbursements	1.99%	1.99%	1.99%	1.99%	1.98%
Before waivers/reimbursements	2.41%	2.45%	2.42%	2.24%	2.40%
Advisor Class
Net of waivers/reimbursements	.99%	.99%	.99%	.99%	.98%
Before waivers/reimbursements	1.39%	1.45%	1.43%	1.23%	1.39%
Class I
Net of waivers/reimbursements	.99%	.99%	.99%	.99%	.98%
Before waivers/reimbursements	1.48%	1.51%	1.48%	1.22%	1.25%

See notes to financial statements.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 53

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of AB Emerging Markets Multi-Asset Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Emerging Markets Multi-Asset Portfolio (the “Fund”) (one of the portfolios constituting AB Cap Fund, Inc. (the “Company”)), including the portfolio of investments, as of March 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Cap Fund, Inc.) at March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, brokers

54 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

May 23, 2025

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 55

2025 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the earnings of the Fund for the taxable year ended March 31, 2025.

For individual shareholders, the Fund designates 19.91% of dividends paid as qualified dividend income. For foreign shareholders, 1.79% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2026.

56 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Emerging Markets Multi-Asset Portfolio (the “Fund”) at a meeting held in-person on November 5-7, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 57

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal

58 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 59

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was below the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall

60 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 61

NOTES

62 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

NOTES

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 63

NOTES

64 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

AB EMERGING MARKETS MULTI-ASSET PORTFOLIO

66 Hudson Boulevard East,

New York, NY 10001

800 221 5672

EMMA-0151-0325

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

At a Special Meeting held on July 18, 2024, shareholders of AB Emering Markets Multi-Asset Portfolio (the “Fund”), a series of AB Cap Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	241,817,054.602	1,923,338.642	38,402.950	N/A
Alexander Chaloff	242,065,179.350	1,675,213.884	32,125.450	N/A
R. Jay Gerken	241,844,520.876	1,895,872.358	34,077.520	N/A
Jeffrey R. Holland	241,944,094.407	1,796,298.827	33,671.480	N/A
Jeanette W. Loeb	237,344,214.968	6,396,178.266	72,569.540	N/A
Carol C. McMullen	242,116,730.568	1,623,662.666	71,369.030	N/A
Garry L. Moody	241,543,876.777	2,196,516.457	30,858.800	N/A
Emilie D. Wrapp	242,060,815.730	1,679,577.504	78,162.590	N/A

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes —Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: May 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: May 30, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date: May 30, 2025